UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer                New York, New York         May 16, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:   $487,735.15
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.            Form 13F File Number          Name
---            --------------------          ----

1.             28-10735                      ZLP Master Utility Fund, Ltd.

2.             28-10775                      ZLP Master Opportunity Fund, Ltd.

3.             28-10774                      ZLP Master Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2005

COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6  COLUMN 7   COLUMN 8

                                TITLE OF                   VALUE          SHRS OR      SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP       (X$1000)       PRN AMT      PRN CALL DISCRETION  MNGRS SOLE  SHARED  NONE
ALEXANDRIA REAL ESTATE EQ IN    Com             015271109     1,609.50     25,000.00    SH        SHARED      2           X
ALLEGHENY ENERGY INC            Com             017361106    89,540.44  4,334,000.00    SH        SHARED    1,2,3         X
ALLIANT ENERGY CORP             Com             018802108    11,606.45    433,400.00    SH        SHARED     1,2          X
AMEREN CORP                     Com             023608102    15,354.83    313,300.00    SH        SHARED     1,2          X
CMS ENERGY CORP                 Com             125896100     5,229.04    401,000.00    SH        SHARED     1,2          X
CALLAWAY GOLF CO                Com             131193104       448.00     35,000.00    SH        SHARED      2           X
CARRAMERICA RLTY CORP           Com             144418100     1,577.50     50,000.00    SH        SHARED      2           X
CINERGY CORP                    Com             172474108     3,646.80     90,000.00    SH        SHARED      1           X
CONSOLIDATED EDISON INC         Com             209115104    18,981.00    450,000.00    SH        SHARED     1,2          X
CONSTELLATION ENERGY GROUP I    Com             210371100     1,189.10     23,000.00    SH        SHARED      1           X
CRESCENT REAL ESTATE EQUITE     Com             225756105       571.90     35,000.00    SH        SHARED      2           X
DTE ENERGY CO                   Com             233331107     3,661.14     80,500.00    SH        SHARED     1,2          X
EQUITY OFFICE PPTYS TR INC      Com             294741103     1,506.50     50,000.00    SH        SHARED      2           X
FAIRPOINT COMMUNICATIONS INC    Com             305560104     2,199.09    146,900.00    SH        SHARED      2           X
FIRST DATA CORP                 Com             319963104       294.83      7,500.00    SH        SHARED      2           X
GFI GROUP INC                   Com             361652209       281.72     10,500.00    SH        SHARED      2           X
GEXA CORP                       Com New         374398204     2,296.00    350,000.00    SH        SHARED      2           X
HUNTSMAN CORP                   Com             447011107     2,042.83     87,600.00    SH        SHARED      2           X
HURRAY HOLDINGS CO LTD          Com             447773102        42.25      5,000.00    SH        SHARED      2           X
KAYNE ANDERSON MLP INVSMNT C    Com             486606106       534.89     20,400.00    SH        SHARED      2           X
MARKWEST HYDROCARBON INC        Com             570762104       879.79     40,100.00    SH        SHARED      2           X
MASSEY ENERGY CORP              Com             576206106     3,003.00     75,000.00    SH        SHARED      2           X
NICOR INC                       Com             654086107     2,596.30     70,000.00    SH        SHARED      2           X
NORTHEAST UTILS                 Com             664397106     3,372.25    175,000.00    SH        SHARED      1           X
OGE ENERGY CORP                 Com             670837103    11,858.00    440,000.00    SH        SHARED      1           X
OPTIONSXPRESS HLDGS INC         Com             684010101        16.19      1,000.00    SH        SHARED      2           X
PLUM CREEK TIMBER CO INC        Com             729251108     1,071.00     30,000.00    SH        SHARED      2           X
QUESTAR CORP                    Com             748356102    11,020.50    186,000.00    SH        SHARED      2           X
REGENCY CTRS CORP               Com             758849103     1,667.05     35,000.00    SH        SHARED      2           X
SEABRIGHT INSURANCE HLDGS IN    Com             811656107        51.70      5,000.00    SH        SHARED      2           X
SEMPRA ENERGY                   Com             816851109    42,788.16  1,074,000.00    SH        SHARED    1,2,3         X
SOUTHERN UN CO NEW              Com             844030106     6,877.63    273,900.00    SH        SHARED     1,2          X
TXU CORP                        Com             873168108     8,281.52    104,000.00    SH        SHARED      1           X
TERRA INDS INC                  Com             880915103     3,104.00    400,000.00    SH        SHARED      2           X
VALOR COMMUNICATIONS GROUP I    Com             920255106     2,170.50    150,000.00    SH        SHARED      2           X
WILLIAMS COS INC DEL            Com             969457100    10,345.50    550,000.00    SH        SHARED      2           X
WISCONSIN ENERGY CORP           Com             976657106    29,820.00    840,000.00    SH        SHARED     1,2          X
CLECO CORP NEW                  Com             12561W105    10,160.10    477,000.00    SH        SHARED      1           X
CHENIERE ENERGY INC             Com New         16411R208    17,546.72    272,000.00    SH        SHARED      2           X
DOLBY LABORATORIES INC          Com             25659T107       352.50     15,000.00    SH        SHARED      2           X
EL PASO CORP                    Com             28336L109     6,109.95    577,500.00    SH        SHARED      2           X
ENERGEN CORP                    Com             29265N108     8,325.00    125,000.00    SH        SHARED      2           X
EXELON CORP                     Com             30161N101    42,273.87    921,200.00    SH        SHARED    1,2,3         X
GENWORTH FINL INC               CL A            37247D106    13,484.80    490,000.00    SH        SHARED      2           X
GOOGLE INC                      CL A            38259P508     1,805.10     10,000.00    SH        SHARED      2           X
GRAVITY CO LTD                  Sponsored ADR   38911N107       708.00     75,000.00    SH        SHARED      2           X
INTERNATIONAL SEC EXCH INC      CL A            46031W204       390.00     15,000.00    SH        SHARED      2           X
P G & E CORP                    Com             69331C108    31,631.16    927,600.00    SH        SHARED    1,2,3         X
PPL CORP                        Com             69351T106    31,567.95    584,700.00    SH        SHARED     1,2          X
RECKSON ASSOCS RLTY CORP        Com             75621K106     1,535.00     50,000.00    SH        SHARED      2           X
SEMCO ENERGY INC                Com             78412D109        17.25      3,000.00    SH        SHARED      1           X
SCANA CORP NEW                  Com             80589M102     2,484.30     65,000.00    SH        SHARED      1           X
TRIZEC PROPERTIES INC           Com             89687P107     1,881.00     99,000.00    SH        SHARED      2           X
COMCAST CORP NEW                CL A SPL        20030N101       168.90      5,000.00    SH        SHARED      3           X
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109       701.25     25,000.00    SH        SHARED      3           X
OTELCO INC                      Unit 99/99/9999 688823202     5,431.50    355,000.00    SH        SHARED      3           X
EXCEL MARITIME CARRIERS LTD     Com             V3267N107     3,690.00    200,000.00    SH        SHARED      2           X
GENERAL MARITIME CORP           Shs             Y2692M103     5,933.90    122,500.00    SH        SHARED      2           X
                                                            487,735.15











02192.0001 #571297